CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

December 31, 2019 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.14%(b)	$1,094,056,121
Liabilities in Excess of Other Assets (-0.14%)	(1,500,080)
Net Assets (100.00%)	$1,092,556,041

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2019 (UNAUDITED)

Investment Funds (90.12%)	Geographic Region	Cost	Fair Value
Co-Investments (17.54%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	$10,262,730	$10,816,836
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	9,070,232	16,079,818
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	399,251	1,151,896
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	15,484,815	15,650,842
Carlyle Havasu Coinvestment, L.P.(a)(b)	North America	7,238,961	7,589,248
Carlyle Interlink Coinvestment, L.P.(a)(b)	North America	2,304,478	1,779,867
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	3,106,145	3,005,947
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	17,344,434	25,434,596
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	13,609,511	22,832,987
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9,180,000	10,341,842
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	5,048,915	5,266,236
CEMOF II Master Co-Investment Partners, L.P.(a)	North America	5,670,046	5,942,297
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	4,215,561	1,878,743
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	4,535,474	3,781,054
Matador Co-Investment SCSp(a)(b)	Europe	4,981,961	4,990,408
Nash Coinvestment, L.P.(a)(b)	Africa	7,042,275	10,181,264
Neptune Coinvestment, L.P.(a)(b)	Europe	7,538,898	16,281,946
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	13,994,491	26,187,827
Ripley Cable Holdings I, L.P.(a)(b)	Asia/Pacific	–	65,256
Riverstone Fieldwood Partners, L.P.(a)(b)	North America	7,009,249	516,200
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	1,216,629	1,920,684
Total Co-Investments		149,254,056	191,695,794

Primary Investments (37.50%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)	North America	29,013,584	31,010,018
Carlyle Asia Growth Partners V, L.P.(a)(b)	Asia/Pacific	6,352,600	11,589,078
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	52,727,753	58,894,000
Carlyle Asia Partners V, L.P.(a)	Asia/Pacific	17,134,169	16,698,305
Carlyle Europe Partners V, L.P.(a)(b)	Europe	15,505,902	13,716,355
Carlyle Europe Technology Partners III, L.P.(a)(b)	Europe	20,939,485	22,897,297
Carlyle Europe Technology Partners IV, L.P.(a)(b)	Europe	1,660,854	1,258,128
Carlyle Global Financial Services Partners II, L.P.(a)(b)	Global	13,521,676	15,386,370
Carlyle Global Financial Services Partners III, L.P.(a)(b)	Global	12,514,058	13,705,952
Carlyle International Energy Partners II, S.C.Sp.(a)(b)	Global	–	(715,577)
Carlyle International Energy Partners, L.P.(a)	Global	22,024,349	25,063,374
Carlyle Partners VI, L.P.(a)	North America	15,600,188	18,839,875
Carlyle Partners VII, L.P.(a)	North America	45,028,644	41,339,140
Carlyle Property Investors, L.P.(a)	North America	51,629,687	53,450,364
Carlyle Strategic Partners III, L.P.(a)	North America	6,853,164	5,050,779
Carlyle Structured Credit Fund, L.P.(a)	North America	35,938,872	35,270,527
CVC Credit Partners Global Special Situations Fund II SCSP(a)	Europe	–	7,730
Golub Capital Partners 10, L.P.(a)	North America	26,250,000	26,250,000
JLL Partners Fund VII, L.P.(a)(b)	North America	7,886,832	10,427,152
Riverside Micro-Cap Fund III, L.P.(a)(b)	North America	9,077,275	10,258,746
Total Primary Investments		389,659,092	410,397,613

Secondary Investments (35.08%)
Aberdeen Venture Partners IV, L.P.(a)	North America	–	217,821

Investment Funds (90.12%) (continued)	Geographic Region	Cost	Fair Value
Secondary Investments (35.08%) (continued)
Abraaj Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	$7,543,083	$4,646,754
AG Capital Recovery Partners V(E), L.P.(a)(b)	North America	16,079	19,743
Audax Private Equity Fund, L.P.(a)(b)	North America	–	7,145
BlueCrest Strategic Limited(a)(b)	North America	46,031	120,650
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	136,358	103,754
Caliburn Strategic Fund(a)(b)	Europe	369,280	479,166
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	–	12,380
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	–	151,581
Carlyle Asia Growth Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	820	1,036
Carlyle Asia Growth Partners III, L.P.(a)(b)	Asia/Pacific	1,852,774	31,252
Carlyle Asia Growth Partners IV Coinvestment, L.P.(a)	Asia/Pacific	331,457	92,739
Carlyle Asia Growth Partners IV, L.P.(a)	Asia/Pacific	23,187,383	10,796,435
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	298,218	27,294
Carlyle Asia Partners II, L.P.(a)(b)	Asia/Pacific	127,118	249,706
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	764,060	209,213
Carlyle Asia Partners III, L.P.(a)(b)	Asia/Pacific	4,047,016	2,477,355
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)	Asia/Pacific	4,181,930	4,784,257
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	1,940,421	1,962,996
Carlyle Asia Structured Credit Opportunity Fund, L.P.(a)	Asia/Pacific	1,001,342	981,802
Carlyle Cardinal Ireland Fund, L.P.(a)(b)	Europe	466,972	524,922
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)	North America	7,271,223	3,359,473
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	757,524	55,479
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II(a)(b)	Europe	188,653	96,658
Carlyle Europe Partners II, L.P.(a)(b)	Europe	2,603,699	816,732
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	3,834,272	662,105
Carlyle Europe Partners III, L.P.(a)(b)	Europe	7,030,389	5,164,988
Carlyle Europe Partners IV, L.P.(a)(b)	Europe	935,003	1,075,704
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	21,333	4,896
Carlyle Europe Technology Partners Coinvestment, L.P.(a)(b)	Europe	–	22
Carlyle Europe Technology Partners II, L.P.(a)(b)	Europe	–	32,682
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	236,055	50,546
Carlyle Global Financial Services Partners II, L.P.(a)(b)	Global	5,135,076	6,852,796
Carlyle Global Financial Services Partners, L.P.(a)(b)	Global	6,797,415	4,821,102
Carlyle Infrastructure Partners, L.P.(a)	North America	1,418,216	609,038
Carlyle International Energy Partners, L.P.(a)	Global	5,417,242	5,848,121
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	238,653	21,598
Carlyle Japan Partners II, L.P.(a)(b)	Asia/Pacific	69,543	260,391
Carlyle MENA Partners, L.P.(a)	Middle East/North Africa	384,104	383,988
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	7,568,929	474,942
Carlyle Partners IV Coinvestment, L.P.(a)(b)	North America	149,380	317,509
Carlyle Partners IV, L.P.(a)(b)	North America	2,998,449	4,658,017
Carlyle Partners V Coinvestment (Cayman), L.P.(a)(b)	North America	666,138	176,868
Carlyle Partners V Coinvestment, L.P.(a)(b)	North America	3,175,897	1,044,605
Carlyle Partners V, L.P.(a)	North America	16,659,977	26,774,660
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	231,654	235,761
Carlyle Partners VI, L.P.(a)	North America	2,493,387	13,215,559
Carlyle Realty Partners V, L.P.(a)	North America	1,290,895	1,036,977
Carlyle Realty Partners VI, L.P.(a)	North America	129,340	94,688
Carlyle South America Buyout Fund, L.P.(a)(b)	South America	3,272,209	4,278,552
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	234,557	144,446
Carlyle Strategic Partners II, L.P.(a)(b)	North America	4,307,082	3,974,600
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	236,463	223,079
Carlyle Strategic Partners III, L.P.(a)	North America	357,128	360,770
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	210,284	346,062
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)(b)	North America	154,127	170,695
Carlyle U.S. Equity Opportunity Fund(a)	North America	2,779,742	2,828,973

Investment Funds (90.12%) (continued)	Geographic Region	Cost	Fair Value
Secondary Investments (35.08%) (continued)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)	North America	$1,813,915	$1,559,114
Carlyle U.S. Growth Fund III, L.P.(a)(b)	North America	–	83,934
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	264,111	56,887
Carlyle Venture Partners III Coinvestment, L.P.(a)(b)	North America	130,481	51,926
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)	North America	2,051,520	615,039
Cerberus Institutional Overseas III, Ltd.(a)(b)	North America	–	67,164
Cerberus Institutional Overseas IV, Ltd.(a)(b)	North America	5,702,987	6,860,038
Cerberus Institutional Partners III, L.P.(a)(b)	North America	–	532,899
Cerberus Institutional Partners, L.P. - Series 4(a)(b)	North America	262,215	324,687
Cerberus International SPV, Ltd. Class A(a)(b)	North America	1,801,975	2,537,964
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	232,766	1,717,065
Cerberus International, Ltd. Class A(a)(b)	North America	814,149	1,194,713
Euro Wagon II, L.P.(a)(b)	Europe	–	461,390
Forward Ventures IV, L.P.(a)(b)	North America	–	2,133,984
Garrison Opportunity Fund II A, LLC(a)(b)	North America	7,514,971	9,700,801
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	6,636	6,245
Garrison Opportunity Fund, LLC - Series C(a)(b)	North America	1,044	2,899
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	148,676	141,494
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	619,493	409,827
Hummer Winblad Venture Partners V, L.P.(a)(b)	North America	–	4,942
JLL Partners Fund V, L.P.(a)(b)	North America	1,858,461	2,159,534
Laverne Buyer Holdings I, LLC(a)(b)	North America	1,992,331	5,105,655
Laverne Buyer Holdings II, LLC(a)(b)	North America	699,311	2,006,371
Laverne Buyer Holdings III, LLC(a)(b)	North America	7,098,213	7,364,939
Laverne Buyer Holdings IV, LLC(a)(b)	North America	–	46,060
Laverne Buyer Holdings V, LLC(a)(b)	North America	2,181,553	3,287,037
Madison Dearborn Capital Partners IV(a)(b)	North America	122,757	151,117
MENA Coinvestment, L.P.(a)	Middle East/North Africa	388,210	267,226
Mexico Coinvestment, L.P.(a)(b)	North America	24	1,813
New Enterprise Associates 10, L.P.(a)(b)	North America	279,424	319,482
New Enterprise Associates 9, L.P.(a)(b)	North America	13,585	67,520
Newport Global Opportunities Fund, L.P.(a)(b)	North America	22,214,337	19,632,349
OCM Opportunities Fund VI, L.P.(a)(b)	North America	999	1,330
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	551,676	776,135
OCM Opportunities Fund VII, L.P.(a)(b)	North America	50,269	70,913
OCM Opportunities Fund VIIB (Cayman), Ltd.(a)(b)	North America	204,385	341,751
OCM Opportunities Fund VIIB, L.P.(a)(b)	North America	18,727	31,235
Passero 18, L.P.(a)(b)	North America	20,011,958	22,750,576
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	–	60,956
PIMCO Bravo Fund, L.P.(a)(b)	North America	–	480,883
Revelstoke Single Asset Fund I, L.P.(a)(b)	North America	12,992,933	12,992,933
Riverside Capital Appreciation Fund VII, L.P.(a)(b)	North America	2,093,612	1,749,174
Riverstone Global Energy and Power Fund V, L.P.(a)	North America	17,381,823	9,897,334
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)	North America	7,229,139	4,169,950
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)	North America	1,714,808	1,955,088
SCP Private Equity Fund I, L.P.(a)(b)	North America	324,982	364,374
SCP Real Assets Fund I, L.P.(a)(b)	North America	40,712	47,444
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	–	8,975
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	1,832,025	3,684,422
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	122,510	241,849
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	–	65,375
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	3,203,390	14,817,689
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	275,740	1,242,261
Styx International, Ltd. Series 1(a)(b)	North America	450,381	520,857
Styx International, Ltd. Series 4(a)(b)	North America	212,357	245,587

Investment Funds (90.12%) (continued)	Geographic Region	Cost	Fair Value
Secondary Investments (35.08%) (continued)
Styx International, Ltd. Series 5(a)(b)	North America	$98,352	$113,742
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	23,928	26,800
The Varde Fund VII-B, L.P.(a)(b)	North America	45,713	66,253
Varde Investment Partners, L.P.(a)(b)	North America	1,363	1,208
Vitruvian Inv. Partnership I Continuation Fund(a)	North America	10,848,301	11,033,131
Warburg Pincus Energy, L.P.(a)	North America	2,668,389	3,239,540
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	31,708,972	31,461,123
Warrior Buyer Holdings, LLC(a)(b)	North America	41,317,545	60,188,347
WLR Recovery IV, L.P.(a)(b)	North America	1,354,458	14,055,925
Total Secondary Investments		350,556,972	383,946,358

Total Investment Funds		$889,470,120	$986,039,765

Direct Investments (0.32%)	Geographic Region	Shares/ Par Value	Cost	Fair Value
Interlink Maritime Corp.(a)(b)(c)	North America	80,000	3,000,000	2,526,596
PNBK Holdings, LLC(a)(b)	North America	866,703	866,703	944,546

Total Direct Investments			$3,866,703	$3,471,142

Common Stock (0.03%)
Patriot National Bancorp Inc.		24,674	288,319	314,840

Total Common Stock			$288,319	$314,840

Short-Term Investments (7.30%)	Cost	Fair Value
Money Market Funds (7.30%)
Dreyfus Cash Management, Class I, 1.73%(d)	8,343,240	8,383,825
Fidelity Institutional Prime Money Market Portfolio, Class I, 1.66%(d)	33,667,515	33,668,444
Goldman Sachs Financial Square Money Market Fund, Class I, 1.76%(d)	8,218,139	8,383,014
JPMorgan Prime Money Market Fund, Class I, 1.71%(d)	8,355,574	8,383,380
Morgan Stanley Institutional Liquidity Fund, Class I, 1.50%(d)	4,294,408	4,294,408
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 1.69%(d)	8,215,321	8,382,984
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 1.71%(d)	8,242,208	8,383,965

Total Money Market Funds	79,336,405	79,880,020

Total Short-Term Investments	$79,336,405	$79,880,020

Total Investments (97.77%)	$972,961,547	$1,069,705,767
Other Assets In Excess of Liabilities (2.23%)		24,350,354
Net Assets (100.00%)		$1,094,056,121

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
(b)	Non-income producing security.
(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.23% of Net Assets. The total value of these securities is $2,526,596.
(d)	The rate shown is the annualized 7-day yield as of December 31, 2019.

Investments as of December 31, 2019

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	17.54%
Primary Investments	37.50%
Secondary Investments	35.08%
Total Investment Funds	90.12%
Direct Investments	0.32%
Common Stock	0.03%
Short-Term Investments
Money Market Fund	7.30%
Total Investments	97.77%
Other assets in excess of liabilities	2.23%
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

CPG CARLYLE COMMITMENTS FUND, LLC

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,526,596	$2,526,596
Common Stock	314,840	-	-	314,840
Short-Term Investments	-	79,880,020	-	79,880,020
Total	$314,840	$79,880,020	$2,526,596	$82,721,456

The Master Fund held Investment Funds with a fair value of $986,984,311, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2019. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2019	$2,466,596	$2,466,596
Purchases	-	-
Sales	-	-
Realized Gain	-	-
Net Change in Unrealized Appreciation/Depreciation	60,000	60,000
Transfer In	-	-
Transfer Out	-	-
Balance as of December 31, 2019	$2,526,596	$2,526,596

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2019 relating to investments in Level 3 assets still held at December 31, 2019 is $60,000.